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                          TRAVELERS SERIES FUND INC.
                                 on behalf of
                   MFS Total Return Portfolio ("Portfolio")

                      Supplement dated February 27, 2004
                   To the Prospectus dated February 27, 2004

   The table appearing on page 10 of the Prospectus under the section entitled "Management - The Portfolio Manager" is deleted and replaced with the following:

            Fund               Portfolio Manager        Business Experience
            ----               -----------------        -------------------

 MFS Total Return Portfolio David M. Calabro          Senior Vice President,
                            (since inception)         head of the portfolio
                            Manager of investment     management team and
                            team Massachusetts        manager of the equity
                            Financial Services        portion of the
                            Company                   portfolio; MFS since
                            500 Boylston Street       1992.
                            Boston, MA 02116

                            Kenneth J. Enright        Senior Vice President
                            (since 1999)              and portfolio manager of
                                                      the series' equity
                                                      portion; MFS since 1999.

                            Steven R. Gorham (since   Senior Vice President
                            2002)                     and portfolio manager of
                                                      the series' equity
                                                      portion; MFS since 1992.

                            Constantinos G. Mokas     Senior Vice President
                            (since 1998)              and portfolio manager of
                                                      the series' equity
                                                      portion; MFS since 1990.

                            Lisa B. Nurme (since      Senior Vice President
                            1995)                     and portfolio manager of
                                                      the series' equity
                                                      portion; MFS since 1987.

                            Brooks Taylor (since      Vice President and
                            2004)                     portfolio manager of the
                                                      series' equity portion;
                                                      MFS since 1996.

                            Michael W. Roberge        Senior Vice President
                            (since 2002)              and portfolio manager of
                                                      the fund's fixed income
                                                      securities; MFS since
                                                      1996.

                            William Adams (since      Vice President and
                            2004)                     portfolio manager of the
                                                      fund's fixed income
                                                      securities; MFS since
                                                      1997.

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